Cash and cash equivalents	12 Months Ended
Dec. 31, 2019
Cash and cash equivalents.
Cash and cash equivalents

6.           Cash and cash equivalents

	2019	2018
Banks	5,813,306	4,511,078
Short–term investments	1,262,105	1,799,597
Cash	347	1,069
	7,075,758	6,311,744

As of December 31, 2019, cash and cash equivalents balance included COP$85,286 (COP$92,331 as of December 31, 2018), of restricted cash to be used exclusively for the payment of loans principal and interest obtained by Oleoducto Bicentenario and Oleoducto de los Llanos. The use of short–term financial investments depends on the liquidity needs of the Ecopetrol Business Group.

The fair value of cash and cash equivalents approximates their book value due to their short–term nature.

The return on cash and cash equivalents for the years ended December 31, 2019 and 2018 were 3.2% and 3%, respectively.

The following table reflects the credit quality of issuers of investments included in cash and cash equivalents:

Rating	2019	2018
AAA	3,851,656	3,092,236
A-1	1,244,462	512,757
BRC1+	673,342	470,623
BBB	569,514	1,305,037
F1+	244,547	222,454
AA	229,473	107,520
A	167,404	—
A-2	89,996	147,186
BB	43	—
Baa2	10	—
A1	—	394,696
F1	—	48,566
Other	5,311	10,669
	7,075,758	6,311,744

See credit risk policy in Note 29.2.2